19. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Accrued Compensation	$ 2,312,500	$ 2,250,000
Compensation	791,210	735,211
Interest expense	$ (452,137)	$ (50,382)
Preferred Stock Shares Issued	1,000,000
Preferred Stock Par Value	$ 0.001
Common Stock Warrants issued	2,340,000	0
Common Stock exercise price	$ 0.015
Officer compensation expense accrued		$ 2,250,000	$ 2,000,000
Interest accrued in other current liabilities		735,211	523,144
Interest expensed		$ 212,066	$ 186,513
Series B Preferred Stock
Preferred Stock Shares Issued		0	3,300,000	2,300,000
Preferred Stock Par Value		$ 0.10	$ 0.10	$ 0.10
Series C Preferred Stock
Preferred Stock Shares Issued		1,000,000	1,000,000	1,000,000
Preferred Stock Par Value		$ 0.001	$ 0.001	$ 0.001